INCOME TAXES - Reconciliation of income tax expenses to the amount of income tax benefit (Details)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
INCOME TAXES
Statutory tax rate	30.60%	30.60%	30.60%
Permanent differences	(0.30%)	(2.50%)	(1.70%)
Prefecture, Local, and Enterprise Tax	3.50%	7.30%	7.10%
Tax credits	(0.00%)	(1.60%)	(1.30%)
Deductions and other adjustments	0.60%	0.40%	(0.50%)
Effective tax rate	34.40%	34.20%	34.20%